Short-Term Borrowings (Details)																12 Months Ended
		Nov. 15, 2024 USD ($)	Jul. 31, 2024 CNY (¥)	Jul. 31, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2024 USD ($)	Nov. 14, 2023 USD ($)	Jul. 05, 2023 CNY (¥)	May 09, 2023 CNY (¥)	Mar. 29, 2023 CNY (¥)	Nov. 22, 2022 CNY (¥)	Jun. 27, 2022 CNY (¥)	Mar. 15, 2020 CNY (¥)	Dec. 31, 2024 CNY (¥)		Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)		Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)		Nov. 30, 2024	Oct. 30, 2023 CNY (¥)
Short-Term Borrowings [Line Items]
Short term maturity							one year term, due in March 2025.	one year term, due in March 2025.								maturing within one year.		maturing within one year.
Short term borrowings																¥ 10,497,682			¥ 25,603,498			$ 1,460,364
Term of interest rate											1 year	1 year
Outstanding amount																¥ 6,990,000		$ 972,400
Interest rate																								6.00%
Withdrew amount																			¥ 6,743,530
Weighted average interest rate																4.91%			4.93%		4.57%	4.91%
Interest expenses																¥ 946,749		131,705	¥ 649,517		¥ 483,727
Bank of China Shenzhen Nantou Branch [Member]
Short-Term Borrowings [Line Items]
Short term borrowings											¥ 2,000,000	¥ 5,000,000					[1]		6,300,000	[1]
Industrial and Commercial Bank of China [Member]
Short-Term Borrowings [Line Items]
Short term maturity															half-year term
Short term borrowings															¥ 3,000,000	¥ 6,990,000	[2]		3,000,000	[2]		$ 972,400	[2]
Shenzhen Jiayuda Customs Declaration Co., Ltd. (“JYD BG”) [Member]
Short-Term Borrowings [Line Items]
Interest rate																4.25%						4.25%
Shenzhen Futian Yinzuo Rural Bank [Member]
Short-Term Borrowings [Line Items]
Short term maturity														one-year term
Short term borrowings														¥ 2,000,000			[3]		1,559,968	[3]
Interest rate										10.512%				10.512%
Bank of China Shenzhen Dongbu Branch [Member]
Short-Term Borrowings [Line Items]
Short term maturity													new one-year maturity
Short term borrowings													¥ 5,000,000				[4]		5,000,000	[4]					¥ 3,000,000
Interest rate													3.60%
Bank of Ningbo [Member]
Short-Term Borrowings [Line Items]
Short term borrowings	[5]															3,507,682			6,743,530			$ 487,964
Outstanding amount | $		$ 500,000							$ 1,000,000
Interest rate									6.50%
Weighted average interest rate		6.36%
JYD WLKJ [Member]
Short-Term Borrowings [Line Items]
Interest rate												4.10%
Repaid amount																21,813,555		3,034,549
Outstanding amount																3,507,682		487,964
Withdrew amount																4,718,240						$ 656,369
Xiaogang Geng and Xiaohua Jia [Member]
Short-Term Borrowings [Line Items]
Interest rate											3.80%
Repaid amount																			700,000
Outstanding amount																			¥ 6,300,000
Loan Agreements [Member]
Short-Term Borrowings [Line Items]
Interest rate															4.65%										3.75%
Repaid amount																¥ 10,000		$ 1,391
Loan Agreements [Member] | Shenzhen Jiayuda Customs Declaration Co., Ltd. (“JYD BG”) [Member]
Short-Term Borrowings [Line Items]
Repaid amount			¥ 1,000,000	$ 139,113
Loan Agreements [Member] | Series of Loan Agreements [Member]
Short-Term Borrowings [Line Items]
Repaid amount										¥ 2,000,000
New Loan Agreement [Member] | Shenzhen Jiayuda Global Supply Chain Co., Ltd. (“JYD HQ”) [Member]
Short-Term Borrowings [Line Items]
Repaid amount							¥ 3,000,000	$ 417,339
Series of Loan Agreements [Member] | Shenzhen Jiayuda E-Commerce Technology Co., Ltd (“JYD DS”) [Member]
Short-Term Borrowings [Line Items]
Repaid amount					¥ 3,000,000	$ 417,339

[1]	On March 29, 2023, JYD WLKJ entered into a working capital loan agreement with Bank of China Shenzhen Nantou Branch in the total amount of RMB 5,000,000 with one-year term with an interest rate of 4.1%. On May 9, 2023, JYD WLKJ entered into another working capital loan agreement with Bank of China Shenzhen Nantou Branch in the total amount of RMB 2,000,000 with one-year term with an interest rate of 3.8%. The loan was guaranteed by Shenzhen Gaoxintou SE Financing Guarantee Co., LTD and shareholders of the Group ( Geng Xiaogang and Xiaohua Jia). As of December 31, 2023, RMB 700,000 was repaid, and total amount of RMB 6,300,000 was outstanding for these two loans. During the year ended December 31, 2024, the total outstanding loan was fully repaid when it was due.
[2]	On March 15, 2020, JYD HQ initially entered into a loan agreement with Industrial and Commercial Bank of China (“ICBC”) in the total amount of RMB3,000,000 with a half-year term with an interest rate of 4.65%. The loan is subject to repayment and is eligible for renewal every six month. In March 2024, the loan was fully repaid and JYD HQ entered into a new loan agreement in the total amount of RMB 3,000,000 (US$417,339) with one year term, due in March 2025. In June 2024, JYD DS entered into a series of loan agreements with ICBC in the total amount of RMB 3,000,000 (US$417,339). In July 2024, JYD BG entered into a loan agreements with ICBC in the total amount of RMB 1,000,000 (US$139,113). These loans are all due on May 31, 2025. All loans with ICBC bears an interest of 4.25%. During the year ended December 31, 2024, RMB10,000 (US$1,391) was repaid and total amount of RMB6,990,000 (US$972,400) was outstanding.
[3]	On June 27, 2022, JYD WLKJ entered into a loan agreement with Shenzhen Futian Yinzuo Rural Bank in the total amount of RMB2,000,000 with an interest rate of 10.512% with one-year term. The amount was repaid when it was due in June 2023. On July 5, 2023, JYD WLKJ entered into a new loan agreement with Shenzhen Futian Yinzuo Rural Bank in the total amount of RMB2,000,000 with an interest rate of 10.512% with one-year term. During the year ended December 31, 2024, the total outstanding loan was fully repaid when it was due.
[4]	On November 22, 2023, JYD HQ entered into a new one-year maturity loan agreement with Bank of China Shenzhen Dongbu Branch in the total amount of RMB5,000,000 with an interest rate of 3.6%. The loan was guaranteed by Shenzhen SME Financing Guarantee Co., LTD. and shareholders of the Group ( Geng Xiaogang and Xiaohua Jia). During the year ended December 31, 2024, the total outstanding loan was fully repaid when it was due.
[5]	On November 14, 2023, JYD NJWL entered into a one-year revolving credit agreement with Bank of Ningbo with the maximum amount of USD1,000,000 with an interest rate of 6.5%. The loan was guaranteed by JYD WLKJ. As of December 31, 2023, the Group withdrew RMB6,743,530. During the year ended December 31, 2024, a total amount of RMB21,813,555 (US$3,034,549) was withdrawn and the loan was fully repaid when it is due in November 2024. On November 15, 2024, JYD NJWL entered into a one-year revolving credit agreement with Bank of Ningbo with the maximum amount of USD500,000 with an average interest rate of 6.36% in 2024. As of December 31, 2024, RMB4,718,240 (US$656,369) was withdrawn, and RMB3,507,682 (US$487,964) was outstanding.